14007437

Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

JUN 04 2014

Washington, DC 20549

CERT NYS
File No. 001-36476

June 4, 2014

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 6.00% Notes due 2019 of Teekay Offshore Partners L.P. and Teekay Offshore Finance Corp. under the Exchange Act of 1934.

Sincerely,

[signature]

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
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